INCOME TAX (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
The Company's net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 is as follows:
The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up costs	$344,957	$140,508
Net operating loss carryforwards	—	35,096
Total deferred tax assets	344,957	175,604
Valuation allowance	(344,957)	(169,370)
Deferred tax liabilities:
Unrealized gain on investments	—	(6,234)
Total deferred tax liabilities	—	(6,234)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the period from December 31, 2022 and March 1, 2021 (inception) through December 31, 2021 consists of the following:
The income tax provision for the period from December 31, 2022 and March 1, 2021 (inception) through December 31, 2021 consists of the following:

	For the year ended December 31, 2022	For the Period from March 1, 2021 (inception) Through December 31, 2021
Federal
Current	$506,603	$—
Deferred	(175,587)	(169,370)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	175,587	169,370
Income tax provision	$506,603	$—

A reconciliation of the federal income tax rate to the Company's effective tax rate as of December 31, 2022 and December 31, 2021 is as follows:
A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(17.0)%	(25.6)%
Non-deductible transaction costs	0.0%	2.3%
Change in valuation allowance	2.1%	2.3%
Income tax provision	6.1%	0.0%